Stock Based Compensation - Summarizes Information About Stock Options Outstanding And Exercisable (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding | shares	36,594,039
Options Exercisable | shares	7,303,658
Exercisable Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.13
Options Outstanding | shares	10,296,885
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 4 months 24 days
Weighted Average Exercise Price per Share, Options outstanding	$ 0.13
Options Exercisable | shares	4,924,366
Weighted Average Remaining Contractual Term (in years), Exercisable	9 years 4 months 24 days
Weighted Average Exercise Price, Exercisable	$ 0.13
Exercisable Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.15
Options Outstanding | shares	15,533,751
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 8 months 26 days
Weighted Average Exercise Price per Share, Options outstanding	$ 0.15
Options Exercisable | shares	1,870,056
Weighted Average Remaining Contractual Term (in years), Exercisable	9 years 8 months 26 days
Weighted Average Exercise Price, Exercisable	$ 0.15
Exercisable Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.26
Options Outstanding | shares	50,000
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Weighted Average Exercise Price per Share, Options outstanding	$ 0.26
Options Exercisable | shares	50,000
Weighted Average Remaining Contractual Term (in years), Exercisable	5 months 12 days
Weighted Average Exercise Price, Exercisable	$ 0.26
Exercisable Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.00
Options Outstanding | shares	10,700,000
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 9 months
Weighted Average Exercise Price per Share, Options outstanding	$ 1.00
Options Exercisable | shares	445,833
Weighted Average Remaining Contractual Term (in years), Exercisable	9 years 9 months
Weighted Average Exercise Price, Exercisable	$ 0.26
Exercisable Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 3.92
Options Outstanding | shares	11,342
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Weighted Average Exercise Price per Share, Options outstanding	$ 3.92
Options Exercisable | shares	11,342
Weighted Average Remaining Contractual Term (in years), Exercisable	5 months 12 days
Weighted Average Exercise Price, Exercisable	$ 3.92
Exercisable Price Range Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 5.80
Options Outstanding | shares	2,061
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Weighted Average Exercise Price per Share, Options outstanding	$ 5.80
Options Exercisable | shares	2,061
Weighted Average Remaining Contractual Term (in years), Exercisable	5 months 12 days
Weighted Average Exercise Price, Exercisable	$ 5.80